Document and Entity Information	Oct. 31, 2023
Risk/Return:
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Registrant CIK	0000031266
SEC Form	497
Period end date	Oct. 31, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectus and Summary Prospectus dated March 1, 2024
Amendment Flag	false